Merger (Details Narrative) - USD ($)			12 Months Ended
	Sep. 22, 2023	Nov. 04, 2022	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding			73,829,536	64,626,430
Conversion of Stock, Shares Converted		1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Stock Issued During Period, Value, New Issues			$ 19,779,000
Proceeds from Issuance of Common Stock			$ 150,000
Private Placement [Member]
Business Acquisition [Line Items]
Proceeds from net of transaction costs	$ 8,500,000
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues			2,000,000
Stock Issued During Period, Shares, Issued for Services			1,300,000
Stock Issued During Period, Value, New Issues
Alliance Global Partners [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues			1,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.00
Murphy Canyon Acquisition Corp [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	54,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.00
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Shares Issued, Price Per Share	$ 10.00
Stock Issued During Period, Value, New Issues	$ 20,000,000
Proceeds from Issuance of Common Stock	$ 20,000,000.0
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Business Acquisition [Line Items]
[custom:BusinessAcquisitionNumberOfSharesTransferred]	709,000
Murphy Canyon Acquisition Corp [Member] | Director [Member] | Common Class A [Member]
Business Acquisition [Line Items]
[custom:BusinessAcquisitionNumberOfSharesTransferred]	45,000
Murphy Canyon Acquisition Corp [Member] | Sponsor [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted	3,306,250
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	32,313.215
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	64,626,430
Common Stock, Conversion Basis	one-for-one basis
Temporary Equity, Shares Outstanding	58,066,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Share Holdersand Convertible Note Holders [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	65,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Common Stock, Conversion Basis	one-for-one basis
Murphy Canyon Acquisition Corp [Member] | Old Conduit Pharmaceuticals Limited [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	2,000
Murphy Canyon Acquisition Corp [Member] | Alliance Global Partners [Member]
Business Acquisition [Line Items]
Professional Fees	$ 6,500,000
Stock Issued During Period, Shares, Issued for Services	1,300,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	54,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.00
[custom:DeferredUnderwritingFee]	$ 4,600,000
[custom:PaymentForAdvisoryServices]	$ 5,600,000
[custom:StockIssuedDuringPeriodSharesStockWarrantsExercised-0]	54,000
[custom:DeferredCashPaymentsAmount-0]	$ 5,700,000
[custom:AnnualInterestRate-0]	5.50%